UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          05-05-10
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 62
                                        ---------------

Form 13F Information Table Value Total: 81,679
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 March 31, 2010

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      488    13800 SH       Sole                                      13800
AIRGAS INC.                    COM              009363102     3645    57300 SH       Sole                                      57300
AMGEN INC COM PV $0.0001       COM              031162100      533     8900 SH       Sole                                       8900
APACHE CORP                    COM              037411105     2502    24650 SH       Sole                                      24650
APPLE COMPUTER                 COM              037833100     4520    19236 SH       Sole                                      19236
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      391    12000 SH       Sole                                      12000
BANK OF AMERICA CORP           COM              060505104     2808   157300 SH       Sole                                     157300
BECTON DICKENSON & CO          COM              075887109      535     6800 SH       Sole                                       6800
BHP BILLITON LTD               COM              088606108     2522    31400 SH       Sole                                      31400
BIOTECH HLDRS DEP RCPTS        COM              09067d201      605     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      662    51605 SH       Sole                                      51605
BP PLC          SPON ADR       COM              055622104      225     3950 SH       Sole                                       3950
BROADCOM CORP                  COM              111320107      518    15600 SH       Sole                                      15600
BUCYRUS INTERNATIONAL INC      COM              118759109      502     7600 SH       Sole                                       7600
CELGENE CORP                   COM              151020104      555     8950 SH       Sole                                       8950
CENTURYTEL INC                 COM              156700106      262     7400 SH       Sole                                       7400
CITIGROUP INC                  COM              172967101     2894   714450 SH       Sole                                     714450
CORNING INCORPORATED           COM              219350105      535    26450 SH       Sole                                      26450
CREE INC.                      COM              225447101      520     7400 SH       Sole                                       7400
CUMMINS INC                    COM              231021106      533     8600 SH       Sole                                       8600
CURTISS WRIGHT CORP            COM              231561101      706    20300 SH       Sole                                      20300
DENDREON CORP                  COM              24823Q107      553    15150 SH       Sole                                      15150
DISH NETWORK CORPORATION       COM              25470M109     3654   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      269    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      732    36102 SH       Sole                                      36102
EMPIRE DISTRICT ELEC CO        COM              291641108      259    14350 SH       Sole                                      14350
EOG RESOURCES INC.             COM              26875p101     2481    26700 SH       Sole                                      26700
EXXON MOBIL CORP               COM              30231g102     3192    47655 SH       Sole                                      47655
FREEPRT-MCMRAN CPR&GLD B       COM              35671d857     2648    31700 SH       Sole                                      31700
GENERAL GROWTH PROPERTIES INC  COM              370021107     7587   471550 SH       Sole                                     471550
GOLDMAN SACHS GROUP            COM              38141g104      529     3100 SH       Sole                                       3100
INGERSOLL RAND CO LTD A        COM              G47791101      493    14150 SH       Sole                                      14150
INTL BUSINESS MACHINES  CORP I COM              459200101      571     4450 SH       Sole                                       4450
IPATH S&P 500 VIX SH-TM FT     COM              06740C527      292    13900 SH       Sole                                      13900
ISHARES IBOXX $HI YLD CP BND   COM              464288513     3557    40250 SH       Sole                                      40250
ISHARES S&P U.S. PFD STOCK     COM              464288687      447    11550 SH       Sole                                      11550
MARVELL TECHNOLOGY GROUP       COM              G5876H105      523    25600 SH       Sole                                      25600
MASSEY ENERGY CO               COM              576206106     2463    47100 SH       Sole                                      47100
NAVIOS MARITIME PARTNERS LP    COM              Y62267102     1433    81600 SH       Sole                                      81600
NEWFIELD EXPLORATION CO        COM              651290108      750    14400 SH       Sole                                      14400
NORDIC AMERN TANKER SHIPPING   COM              G65773106      374    12350 SH       Sole                                      12350
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     3120    36900 SH       Sole                                      36900
OSI PHARMACEUTICALS INC        COM              671040103     4097    68800 SH       Sole                                      68800
PIMCO CORPORATE OPPTY FUND     COM              72201B101      573    34675 SH       Sole                                      34675
PIMCO HIGH INCOME FUND         COM              722014107      149    12150 SH       Sole                                      12150
PIMCO INCOME OPPORTUNITY FD    COM              72202B100      250    10450 SH       Sole                                      10450
PINNACLE WEST CAPITAL CORP W/R COM              723484101      274     7250 SH       Sole                                       7250
POTASH CORP SASKATCHEWAN       COM              73755L107      513     4300 SH       Sole                                       4300
POWERSHARES FINANCIAL PFD PT   COM              73935X229      510    29454 SH       Sole                                      29454
PROGRESS ENERGY INC            COM              743263105      248     6300 SH       Sole                                       6300
SHIP FINANCE INTL LTD          COM              g81075106     1511    85100 SH       Sole                                      85100
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417     3663    92050 SH       Sole                                      92050
TEEKAY TANKERS LTD             COM              Y8565N102      244    19450 SH       Sole                                      19450
TELEDYNE INC                   COM              879360105      362     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209     1326    21026 SH       Sole                                      21026
TEXAS INSTRUMENTS INC          COM              882508104      519    21200 SH       Sole                                      21200
UNITED TECHNOLOGIES CORP       COM              913017109      537     7300 SH       Sole                                       7300
VALE S.A.                      COM              91912E105      845    26250 SH       Sole                                      26250
VMWARE INC.                    COM              928563402     2772    52000 SH       Sole                                      52000
GREAT PLAINS ENERGY INC                         391164803      213     3350 SH       Sole                                       3350
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      298    20273 SH       Sole                                      20273
CALL SPDR GOLD TRUST JAN 090                    4419167        387      184 SH       Sole                                        184